Loans Payable (Details) - Schedule of loans interest rate - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans Payable (Details) - Schedule of loans interest rate [Line Items]
Loans at interest rate		$ 575,000
Total loans		2,543,083
Current		2,010,172
Non-current		532,911
Loans at Interest Rate of 8% [Member]
Loans Payable (Details) - Schedule of loans interest rate [Line Items]
Loans at interest rate		1,182,333
Loans at Interest Rate of 6.5% and 9.5% [Member]
Loans Payable (Details) - Schedule of loans interest rate [Line Items]
Loans at interest rate		385,750
Loan at Interest Rate of 17.5% [Member]
Loans Payable (Details) - Schedule of loans interest rate [Line Items]
Loans at interest rate		$ 400,000